RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2022
RELATED PARTY TRANSACTIONS

9.	RELATED PARTY TRANSACTIONS

The following amounts due to related parties are included in trade payables and accrued liabilities (Note 6):

(All amounts in table are expressed in thousands of Canadian dollars)

	June 30, 2022	December 31, 2021
Directors and officers of the Company	67	28
Related company	-	5
Total	67	33

These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

The following amount represent amount due from Premium Nickel as well as the investment in this private company, in which certain directors and officers of the Company also hold offices and minority investments.

(All amounts in table are expressed in thousands of Canadian dollars)

	June 30, 2022	December 31, 2021
Due from related party	280	199
Investment	-	321

Total	280	520

(a)	Related party transactions

2022

Sentient Executive GP IV Limited (“Sentient”) and Contemporary Amperex Technology Limited (“CATL”) have historically subscribed to private placements of the Company.

Notes to the unaudited Condensed Interim Consolidated Financial Statements

For the six months ended June 30, 2022

(Expressed in Canadian dollars)

As of June 30, 2022, Sentient beneficially owns 36,980,982 common shares, constituting approximately 33.66% of the currently issued and outstanding common shares of the Company.

As of June 30, 2022, CATL beneficially owns 22,944,444 common shares, constituting approximately 20.89% of the currently issued and outstanding shares of the Company. CATL has pre-emptive rights and the right to nominate one director to the board of directors of the Company.

(b)	Key management personnel are defined as members of the Board of Directors and senior officers.

Key management compensation was:

(All amounts in table are expressed in thousands of Canadian dollars)

	June 30, 2022	June 30, 2021
Management fees – expensed	327	386
Share-based payments	-	621
Total	327	1,007